Other Receivables and Prepayments - Schedule of Other Receivables and Prepayments (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Other Receivables And Prepayments [Abstract]
Prepayment for contract research organization ("CRO") services	¥ 16,561		¥ 18,871
Prepaid expenses	8,307		2,571
Deposits	365		356
Others	22,508		1,615
Other receivables and prepayments	¥ 47,741	$ 6,607	¥ 23,413